Significant accounting policies - Summary of detailed information about estimated useful lives property plant and machinery (Detail) - Li Cycle Holdings Corp [Member]	12 Months Ended
Oct. 31, 2021
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Plant Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Storage Containers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of Useful Life Measured As Period Of Time Property Plant And Equipment	Shorter of term of lease or estimated useful life
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years